Common stock offering (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Common stock offering [Abstract]
Common stock public offering completion date	Jul. 06, 2011
Number of shares of common stock in public offering (in shares)	15,640,000
Shares of common stock, par value (in dollars per share)	$ 1	$ 1
Additional shares due to underwriters' exercise of over-allotment option ( in shares)	2,040,000
Common stock sale price (in dollars per share)	$ 4.6
Net proceeds from common stock offering	$ 67.6